VIRTUS ALLIANZGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—15.7%
Commercial Services—0.8%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	$ 7,000	$ 5,943
Computers—0.6%
NCR Corp. 144A 5.125%, 4/15/29(1)	4,815	4,586
Cosmetics & Personal Care—0.9%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	7,000	6,808
Electronic Equipment, Instruments & Components—1.0%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	7,000	7,227
Entertainment—0.8%
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)(2)	7,000	6,003
Equity Real Estate Investment Trusts (REITs)—0.9%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	7,000	6,416
Healthcare-Services—0.9%
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)(2)	7,000	6,720
Internet—2.8%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)(2)	7,000	6,925
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)(2)	7,000	6,825
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)(2)	7,000	6,930
		20,680

Lodging—2.6%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)(2)	7,000	6,330
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	7,000	6,318
MGM Resorts International
5.500%, 4/15/27(2)	3,000	2,922
4.750%, 10/15/28(2)	4,000	3,674
		19,244

Media—0.9%
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	7,000	6,326
Pharmaceuticals—1.8%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(2)	7,000	6,998
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	7,000	6,449
		13,447

	Par Value	Value

Software—0.9%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)	$ 7,000	$ 6,169
Telecommunications—0.8%
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)(2)	7,000	6,125
Total Corporate Bonds and Notes (Identified Cost $123,355)		115,694

	Shares
Convertible Preferred Stocks—4.8%
Life Sciences Tools & Services—1.8%
Avantor, Inc. Series A, 6.250%	67,500	6,550
Danaher Corp. Series B, 5.000%(2)	4,695	6,477
		13,027

Semiconductors & Semiconductor Equipment—1.6%
Broadcom, Inc. Series A, 8.000%	6,890	12,019
Telecommunications—1.4%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	9,220	10,078
Total Convertible Preferred Stocks (Identified Cost $30,674)		35,124

Common Stocks—52.4%
Air Freight & Logistics—1.3%
GXO Logistics, Inc.(2)(3)	78,610	4,653
United Parcel Service, Inc. Class B	25,400	4,571
		9,224

Auto Components—0.6%
Aptiv plc(3)	42,035	4,472
Banks—1.2%
Bank of America Corp.(2)	223,180	7,963
JPMorgan Chase & Co.	8,345	996
		8,959

Capital Markets—1.3%
Charles Schwab Corp. (The)	89,230	5,919
Morgan Stanley	48,425	3,902
		9,821

Communications Equipment—1.7%
Arista Networks, Inc.(3)	17,420	2,013
Cisco Systems, Inc.	71,605	3,507
Motorola Solutions, Inc.	31,070	6,640
		12,160

Consumer Finance—1.7%
American Express Co.(2)	72,420	12,652
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Electrical Equipment—0.6%
Rockwell Automation, Inc.(2)	18,085	$ 4,570
Electronic Equipment, Instruments & Components—1.3%
Flex Ltd.(2)(3)	569,045	9,384
Energy Equipment & Services—2.4%
Baker Hughes Co.(2)	124,855	3,873
Schlumberger N.V.(2)	346,750	13,527
		17,400

Equity Real Estate Investment—0.2%
Equinix, Inc.	2,270	1,632
Healthcare Equipment & Supplies—0.4%
Hologic, Inc.(2)(3)	14,170	1,020
Intuitive Surgical, Inc.(3)	8,995	2,153
		3,173

Healthcare Providers & Services—5.9%
Anthem, Inc.(2)	32,775	16,451
McKesson Corp.(2)	17,275	5,348
UnitedHealth Group, Inc.(2)	42,465	21,596
		43,395

Hotels, Restaurants & Leisure—4.4%
Hilton Worldwide Holdings, Inc.(2)(3)	89,675	13,926
Marriott International, Inc. Class A(2)(3)	46,160	8,194
McDonald’s Corp.	42,405	10,566
		32,686

Industrial Conglomerates—0.3%
Honeywell International, Inc.	12,105	2,342
Insurance—2.3%
Chubb Ltd.	41,645	8,598
Progressive Corp. (The)	77,480	8,318
		16,916

Interactive Media & Services—1.4%
Alphabet, Inc. Class A(2)(3)	2,715	6,196
ZoomInfo Technologies, Inc. Class A(3)	83,013	3,935
		10,131

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc.(3)	1,610	4,002
IT Services—1.3%
Mastercard, Inc. Class A	25,305	9,195
Life Sciences Tools & Services—1.7%
IQVIA Holdings, Inc.(2)(3)	57,177	12,464
Machinery—2.7%
Deere & Co.(2)	52,076	19,661
	Shares	Value

Metals & Mining—1.4%
Freeport-McMoRan, Inc.	249,117	$ 10,102
Pharmaceuticals—1.9%
AstraZeneca plc Sponsored ADR	83,085	5,517
Bristol-Myers Squibb Co.	73,240	5,513
Roche Holding AG Sponsored ADR	62,995	2,909
		13,939

Semiconductors & Semiconductor Equipment—9.0%
Analog Devices, Inc.(2)	35,000	5,403
Applied Materials, Inc.(2)	80,425	8,875
GlobalFoundries, Inc.(2)(3)	46,883	2,452
Lam Research Corp.	16,740	7,797
Marvell Technology, Inc.	228,955	13,298
Micron Technology, Inc.	71,555	4,879
NXP Semiconductors N.V.(2)	71,015	12,136
Synaptics, Inc.(2)(3)	42,170	6,260
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	52,780	4,905
		66,005

Software—6.9%
Cadence Design Systems, Inc.(2)(3)	37,140	5,603
Crowdstrike Holdings, Inc. Class A(2)(3)	38,210	7,595
Intuit, Inc.	22,785	9,541
Microsoft Corp.(2)	50,220	13,937
Oracle Corp.	88,695	6,510
Salesforce, Inc.(2)(3)	24,015	4,225
ServiceNow, Inc.(2)(3)	6,370	3,045
		50,456

Total Common Stocks (Identified Cost $347,431)		384,741

	Par Value
Convertible Bonds and Notes—37.8%
Auto Manufacturers—1.1%
Ford Motor Co. 0.000%, 3/15/26	$ 7,500	7,961
Commercial Services—1.9%
Block, Inc. 0.125%, 3/1/25	5,000	5,572
Shift4 Payments, Inc.
0.000%, 12/15/25	6,090	5,859
144A 0.500%, 8/1/27(1)(2)	3,075	2,503
		13,934

Computers—3.0%
Lumentum Holdings, Inc. 0.500%, 12/15/26(2)	9,000	9,410
Pure Storage, Inc. 0.125%, 4/15/23(2)	7,770	9,514

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 2,325	$ 3,452
		22,376

Electronics—0.8%
II-VI, Inc. 0.250%, 9/1/22(2)	4,500	5,951
Energy-Alternate Sources—1.4%
Enphase Energy, Inc.
0.000%, 3/1/26	5,500	5,176
0.000%, 3/1/28	5,500	5,230
		10,406

Entertainment—1.0%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	6,000	7,188
Healthcare-Products—1.0%
Insulet Corp. 0.375%, 9/1/26(2)	5,850	7,196
Internet—7.3%
Airbnb, Inc. 0.000%, 3/15/26	8,500	7,790
Etsy, Inc. 0.125%, 9/1/27	5,725	4,958
Expedia Group, Inc. 0.000%, 2/15/26(2)	3,355	3,934
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(2)	4,220	5,108
Okta, Inc. 0.375%, 6/15/26	9,250	8,256
Palo Alto Networks, Inc. 0.750%, 7/1/23(2)	4,600	9,736
Shopify, Inc. 0.125%, 11/1/25(2)	11,000	9,548
Snap, Inc. 144A 0.125%, 3/1/28(1)	5,000	4,382
		53,712

Leisure Time—1.8%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	3,000	2,621
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	9,000	10,354
		12,975

Pharmaceuticals—1.4%
Dexcom, Inc. 0.250%, 11/15/25(2)	9,740	10,184
Semiconductors—5.0%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	9,385	8,789
Microchip Technology, Inc. 0.125%, 11/15/24(2)	10,457	11,072
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	$ 8,135	$ 9,712
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	7,500	7,500
		37,073

Software—12.1%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	6,000	7,512
Bentley Systems, Inc. 0.125%, 1/15/26	7,500	7,155
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)(2)	11,500	9,689
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	10,860	9,475
Coupa Software, Inc. 0.375%, 6/15/26	5,300	4,309
Datadog, Inc. 0.125%, 6/15/25	3,165	4,706
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	8,670	6,497
Five9, Inc. 0.500%, 6/1/25	6,750	7,263
MongoDB, Inc. 0.250%, 1/15/26(2)	3,020	5,406
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	10,370	8,296
Splunk, Inc.
1.125%, 9/15/25(2)	2,000	2,169
1.125%, 6/15/27	7,480	6,709
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	8,350	6,459
Workday, Inc. 0.250%, 10/1/22(2)	2,300	3,257
		88,902

Total Convertible Bonds and Notes (Identified Cost $291,976)		277,858

Total Long-Term Investments—110.7% (Identified Cost $793,436)		813,417

	Shares
Short-Term Investment—7.7%
Money Market Mutual Fund—7.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(4)	56,395,038	56,395
Total Short-Term Investment (Identified Cost $56,395)		56,395

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—5.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(4)(5)	42,707,175	$ 42,707
Total Securities Lending Collateral (Identified Cost $42,707)		42,707

TOTAL INVESTMENTS—124.2% (Identified Cost $892,538)		$912,519
Other assets and liabilities, net—(24.2)%		(177,628)
NET ASSETS—100.0%		$734,891

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $191,418 or 26.0% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	90%
Curaçao	2
Netherlands	1
Switzerland	1
Liberia	1
United Kingdom	1
Canada	1
Other	3
Total	100%
† % of total investments as of April 30, 2022.

The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$115,694	$—	$115,694
Convertible Bonds and Notes	277,858	—	277,858
Equity Securities:
Common Stocks	384,741	384,741	—
Convertible Preferred Stocks	35,124	25,046	10,078
Securities Lending Collateral	42,707	42,707	—
Money Market Mutual Fund	56,395	56,395	—
Total Investments	$912,519	$508,889	$403,630
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2022.
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Artificial Intelligence & Technology Opportunities Fund. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.